Derivatives - Summary of Current Replacement Cost of Derivatives by Location (Detail) - Current replacement cost [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Current replacement cost of derivatives [line items]
Derivatives, net	$ 12,526	$ 10,234
After master netting agreements, percentage mix	100.00%	100.00%
Canada [member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 3,898	$ 3,749
After master netting agreements, percentage mix	31.10%	36.60%
United States [member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 4,887	$ 3,312
After master netting agreements, percentage mix	39.00%	32.40%
Other international [member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 3,741	$ 3,173
After master netting agreements, percentage mix	29.90%	31.00%
Other international [member] | UNITED KINGDOM
Current replacement cost of derivatives [line items]
Derivatives, net	$ 487	$ 712
After master netting agreements, percentage mix	3.90%	7.00%
Other international [member] | Europe [Member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 2,183	$ 1,671
After master netting agreements, percentage mix	17.40%	16.30%
Other international [member] | All other countries [member]
Current replacement cost of derivatives [line items]
Derivatives, net	$ 1,071	$ 790
After master netting agreements, percentage mix	8.60%	7.70%